Financial Instruments and Fair Value Measurements - Consolidated Statement of Operation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Other, net	$ (1,068)	$ 2,311	$ 2,227
Loss on interest rate swaps	(36,974)	(33,455)	(40,303)
Total	(36,974)	(34,993)	(39,199)
Foreign currency forward contracts
Derivative [Line Items]
Other, net	0	(1,538)	1,104
Interest rate swaps
Derivative [Line Items]
Loss on interest rate swaps	$ (36,974)	$ (33,455)	$ (40,303)